Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Subsidiaries, VIEs and VIEs' Subsidiaries
As of December 31, 2019, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Major subsidiaries
Momo Technology HK Company Limited (“Momo HK”)
Beijing Momo Information Technology Co., Ltd. (“Beijing Momo IT”)
Qool Media HongKong Limited (“QOOL HK”)
Tantan Limited (“Tantan”)
Tantan Hong Kong Limited (“Tantan HK”)
Tantan Technology (Beijing) Co., Ltd. (“Tantan Technology”)
QOOL Media Inc. (“QOOL Inc.”)
QOOL Media Technology (Tianjin) Co., Ltd. (“QOOL Media”)
Major VIEs
Beijing Momo Technology Co., Ltd. (“Beijing Momo”) *
QOOL Media (Tianjin) Co., Ltd. (“QOOL Tianjin”) *
Tantan Culture Development (Beijing) Co., Ltd. (“Tantan Culture”) *
Major VIEs’ subsidiaries
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”) *
Tianjin Heer Technology Co., Ltd. (“Tianjin Heer”) *
Loudi Momo Technology Co., Ltd. (“Loudi Momo”) *
Momo Pictures Co., Ltd. (“Momo Pictures”) *

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions
The following consolidated financial statements amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	1,502,395	1,147,848
Short- t erm deposits	—	800,000
Accounts receivable, net of allowance for doubtful accounts of RMB nil and RMB12,209 as of December 31, 201 8 and 201 9 , respectively	719,606	259,250
Amount due from related parties	—	4,382
Prepaid expenses and other current assets	425,974	416,862

Total current assets	2,647,975	2,628,342

Right-of-use assets, net	—	39,693
Property and equipment, net	72,539	42,668
Intangible assets	42,821	37,089
Rental deposits	11,619	10,570
Long-term investments	447,465	495,905
Deferred tax assets	52,887	34,514
Other non-current assets	67,480	43,970
Goodwill	22,130	22,130

Total assets	3,364,916	3,354,881

Accounts payable	549,173	611,471
Deferred revenue	441,392	497,166
Accrued expenses and other current liabilities	304,363	244,759
Amounts due to related parties	43,213	29,554
Lease liabilities due within one year	—	6,830
Income tax payable	113,733	122,403

Total current liabilities	1,451,874	1,512,183

Deferred tax liabilities	10,705	9,272
Lease liabilities	—	17,466

Total liabilities	1,462,579	1,538,921

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	8,886,390	13,408,421	17,001,337
Net income	4,890,438	6,292,183	8,511,991
Net cash provided by operating activities	4,997,183	5,913,709	9,125,496
Net cash used in investing activities	(174,333)	(151,546)	(881,828)
Net cash provided by financing activities	490	—	11,000